Net (loss) / earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss)/profit	$ (12,490,335)	$ 3,747,932	$ 31,954,965
Denominator:
Weighted average number of shares outstanding (in shares)	33,441,879	30,141,891	26,059,122
Net (Loss)/Earnings per share, basic and diluted (in dollars per share)	$ (0.37)	$ 0.12	$ 1.23